Document and Entity Information	May 05, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2022
Entity Registrant Name	DISTRIBUTION SOLUTIONS GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-10546
Entity Tax Identification Number	36-2229304
Entity Address, Address Line One	8770 W. Bryn Mawr Ave.
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631
City Area Code	773
Local Phone Number	304-5050
Entity Information, Former Legal or Registered Name	Lawson Products, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $1.00 par value
Trading Symbol	LAWS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000703604